UNSECURED DEBT AND CROSS CURRENCY INTEREST RATE SWAPS	12 Months Ended
Dec. 31, 2018
UNSECURED DEBT AND CROSS CURRENCY INTEREST RATE SWAPS
UNSECURED DEBT AND CROSS CURRENCY INTEREST RATE SWAPS

8.    UNSECURED DEBT AND CROSS CURRENCY INTEREST RATE SWAPS

(a)Unsecured Debentures and Term Loans, Net

		2018		2017
		Amortized	Principal issued	Amortized	Principal issued
As at December 31,	Maturity Date	Cost(1)	and outstanding	Cost(1)	and outstanding
2021 Debentures	July 5, 2021	$249,424	$250,000	$249,201	$250,000
2023 Debentures	November 30, 2023	398,425	400,000	398,105	400,000
2022 Term Loan(2)	December 19, 2022	251,853	252,414	—	—
2025 Term Loan	December 12, 2025	298,712	300,000	—	—
		$1,198,414	$1,202,414	$647,306	$650,000
(1)	The amounts outstanding are net of deferred financing costs. The deferred financing costs are amortized using the effective interest method and recorded in interest expense.
(2)	The term loan maturing on December 19, 2022 is denominated in US dollars and was originally drawn in the amount of US$185.0 million.

2021 Debentures

On July 3, 2014, Granite REIT Holdings Limited Partnership ("Granite LP"), a wholly-owned subsidiary of Granite, issued at par $250.0 million aggregate principal amount of 3.788% Series 2 senior debentures due July 5, 2021 (the "2021 Debentures"). Interest on the 2021 Debentures is payable semi-annually in arrears on January 5 and July 5 of each year. Deferred financing costs  of $1.6 million were incurred and recorded as a reduction against the principal owing.

The 2021 Debentures are redeemable, in whole or in part, at Granite’s option at any time and from time to time, at a price equal to accrued and unpaid interest plus the greater of (a) 100% of the principal amount of the 2021 Debentures to be redeemed; and (b) the Canada Yield Price. The Canada Yield Price means, in respect of a 2021 Debenture, a price equal to which, if the 2021 Debenture were to be issued at such price on the redemption date, would provide a yield thereon from the redemption date to its maturity date equal to 46.0 basis points above the yield that a non-callable Government of Canada bond, trading at par, would carry if issued on the redemption date with a maturity date of July 5, 2021. Granite also has the option to redeem the 2021 Debentures at par plus any accrued and unpaid interest within 30 days of the maturity date of July 5, 2021.

2023 Debentures

On December 20, 2016, Granite LP issued $400.0 million aggregate principal amount of 3.873% Series 3 senior debentures due November 30, 2023 (the “2023 Debentures”) at a nominal premium. Interest on the 2023 Debentures is payable semi‑annually in arrears on May 30 and November 30 of each year. Deferred financing costs of $2.2 million were incurred and recorded as a reduction against the principal owing.

The 2023 Debentures are redeemable, in whole or in part, at Granite’s option at any time and from time to time, at a price equal to accrued and unpaid interest plus the greater of (a) 100% of the principal amount of the 2023 Debentures to be redeemed; and (b) the Canada Yield Price. The Canada Yield Price means, in respect of a 2023 Debenture, a price equal to which, if the 2023 Debenture were to be issued at such price on the redemption date, would provide a yield thereon from the redemption date to its maturity date equal to 62.5 basis points above the yield that a non-callable Government of Canada bond, trading at par, would carry if issued on the redemption date with a maturity date of November 30, 2023. Granite also has the option to redeem the 2023 Debentures at par plus any accrued and unpaid interest within 30 days of the maturity date of November 30, 2023.

2022 Term Loan

On December 19, 2018, Granite LP entered into a senior unsecured non-revolving term facility in the amount of US$185.0 million (the “2022 Term Loan”) that matures on December 19, 2022. The 2022 Term Loan was available in one US dollar drawdown and is fully prepayable without penalty. Any amount repaid may not be re-borrowed.  On December 19, 2018, US$185.0 million was drawn on the 2022 Term Loan. Interest on drawn amounts is calculated based on LIBOR plus an applicable margin determined by reference to the external credit rating of Granite LP and is payable monthly in arrears. Deferred financing costs of $0.6 million were incurred and recorded as a reduction against the principal owing.

2025 Term Loan

On December 12, 2018, Granite LP entered into a senior unsecured non-revolving term facility in the amount of $300.0 million (the “2025 Term Loan”) that matures on December 12, 2025. The 2025 Term Loan was available in one drawdown and is fully prepayable without penalty. Any amount repaid may not be re-borrowed.  On December 12, 2018, $300.0 million was drawn on the 2025 Term Loan. Interest on drawn amounts is calculated based on the Canadian Dollar Offered Rate (“CDOR”) plus an applicable margin determined by reference to the external credit rating of Granite LP and is payable monthly in advance. Deferred financing costs of $1.3 million were incurred and recorded as a reduction against the principal owing.

The 2021 Debentures, 2023 Debentures, 2022 Term Loan and 2025 Term Loan rank pari passu with all of Granite LP's other existing and future senior unsecured indebtedness and are guaranteed by Granite REIT and Granite GP.

(b)Cross Currency Interest Rate Swaps

As at December 31,	2018	2017
Financial liabilities at fair value

2021 Cross Currency Interest Rate Swap	$26,877	$19,429
2023 Cross Currency Interest Rate Swap	56,922	42,037
2022 Cross Currency Interest Rate Swap	3,826	—
2025 Cross Currency Interest Rate Swap	17,132	—
	$104,757	$61,466

On July 3, 2014, the Trust entered into a cross currency interest rate swap (the “2021 Cross Currency Interest Rate Swap”) to exchange the 3.788% interest payments from the 2021 Debentures for Euro denominated payments at a 2.68% fixed interest rate. In addition, under the terms of the swap, the Trust will pay principal proceeds of €171.9 million in exchange for which it will receive $250.0 million on July 5, 2021.

On December 20, 2016, the Trust entered into a cross currency interest rate swap (the “2023 Cross Currency Interest Rate Swap”) to exchange the 3.873% interest payments from the 2023 Debentures for Euro denominated payments at a 2.43% fixed interest rate. In addition, under the terms of the swap, the Trust will pay principal proceeds of €281.1 million in exchange for which it will receive $400.0 million on November 30, 2023.

On December 19, 2018, the Trust entered into a cross currency interest rate swap (the “2022 Cross Currency Interest Rate Swap”) to exchange the  LIBOR plus margin interest payments from the 2022 Term Loan for Euro denominated payments at a 1.225% fixed interest rate. In addition, under the terms of the swap, the Trust will pay principal proceeds of €163.0 million in exchange for which it will receive US$185.0 million on December 19, 2022.

On December 12, 2018, the Trust entered into a cross currency interest rate swap (the “2025 Cross Currency Interest Rate Swap”) to exchange the CDOR plus margin interest payments from the 2025 Term Loan for Euro denominated payments at a 2.202% fixed interest rate. In addition, under the terms of the swap, the Trust will pay principal proceeds of €198.2 million in exchange for which it will receive $300.0 million on December 12, 2025.

The cross currency interest rate swaps are designated as net investment hedges of the Trust’s investment in foreign operations. In addition, the Trust has on occasion designated its US dollar draws from the credit facility as net investment hedges of its investment in the US operations.  The effectiveness of the hedges are assessed quarterly. For the year ended December 31, 2018, the Trust has assessed that the hedges continued to be effective. As an effective hedge, the fair value gains or losses on the cross currency interest rate swaps and the foreign exchange gains or losses on the outstanding 2022 Term Loan and US dollar credit facility draws are recognized in other comprehensive income. The Trust has elected to record the differences resulting from the lower interest rate associated with the cross currency interest rate swaps in the  combined statements of net income.